PRINCIPAL® LIFETIME INCOME SOLUTIONS
VARIABLE ANNUITY

UPDATING SUMMARY PROSPECTUS

Dated May 1, 2024

Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) no longer offers or issues this product. This prospectus is only for the use of the current owners of the product.
This Updating Summary Prospectus describes Principal® Lifetime Income Solutions Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This Updating Summary Prospectus summarizes key features of the Contract. The statutory prospectus for the Contract (the “Expanded Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Expanded Prospectus and other information about the Contract online at www.principal.com/LifeIncomeVAReport. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to annuityinternet@principal.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s ("SEC") staff and is available at Investor.gov.
The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the statutory prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
Underlying Mutual Funds
Effective June 1, 2024, the Principal VCF Diversified Balanced Managed Volatility Account will be known as the Principal VCF Diversified Balanced Strategic Allocation Account.
Effective June 1, 2024, the Principal VCF Diversified Growth Managed Volatility Account will be known as the Principal VCF Diversified Growth Strategic Allocation Account.
For more information on the available underlying funds, please see the funds' prospectuses at the following website: www.principal.com/LifeIncomeVAReport.

KEY INFORMATION TABLE
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN EXPANDED PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from your Contract within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.			7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.			7. CHARGES – Transaction Fees
Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN EXPANDED PROSPECTUS
	1. Base contract[1]	1.40%	1.40%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.48%	0.58%	APPENDIX A in this Updating Summary Prospectus - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Guaranteed Minimum Withdrawal Benefit (“GMWB”).[3] For applications signed on or after August 1, 2015 [4]	1.05%	1.05%	7. CHARGES – GMWB Charges for Rider Benefits
1     This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
2     As a percentage of the average net underlying mutual fund assets.
3     As part of your purchase, you were required to have the GMWB rider. To help you understand the cost of owning your Contract, the table above shows the lowest and highest current charges you could pay each year. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
4     For applications signed on or after August 1, 2013 but before August 1, 2015, the minimum and maximum current charge for the rider is 0.95%. For applications signed before August 1, 2013, the minimum and maximum current charge is 0.73%.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $2,483	HIGHEST ANNUAL COST $2,557
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN EXPANDED PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to 7 years following your last premium payment. These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option (including the Fixed Account) has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling the following toll-free telephone number: 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN EXPANDED PROSPECTUS
Investments
•Investment Limitations – In purchasing the Contract, the underlying mutual funds available to you as investment options under the Contract are limited to those investment options included in Appendix A. Having the GMWB rider restricts your investment options to one underlying mutual fund.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds – We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.
10. BENEFITS AVAILABLE UNDER THE CONTRACT 8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes
Optional Benefits	No optional benefits are available with the Contract.

	TAXES	LOCATION IN EXPANDED PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN EXPANDED PROSPECTUS
Financial Professional Compensation
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Exchanges
Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/LifeIncomeVAReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.
The expense and performance information below reflects fees and expenses of the underlying mutual funds but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio (4) Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Diversified Balanced Account (1)(2)(3) – Class 2 Principal Global Investors, LLC	0.48%	13.86%	7.37%	5.85%
Asset Allocation	Principal VCF Diversified Balanced Strategic Allocation Account (1)(2)(5) – Class 2 Principal Global Investors, LLC	0.55%	13.09%	5.92%	5.49%
Asset Allocation	Principal VCF Diversified Growth Account (1)(2)(3) – Class 2 Principal Global Investors, LLC	0.49%	16.60%	9.24%	7.08%
Asset Allocation	Principal VCF Diversified Growth Strategic Allocation Account (1)(2)(6) – Class 2 Principal Global Investors, LLC	0.58%	15.60%	8.68%	6.62%
Asset Allocation	Principal VCF Diversified Income Account (1)(2) – Class 2 Principal Global Investors, LLC	0.48%	11.20%	5.43%	4.57%
(1) This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(2) This underlying mutual fund pays 12b-1 fees to PSI.
(3) Effective December 1, 2013, this account is not available to customers with an application signature date on or after December 1, 2013
(4) In California, we allocate initial premium payments to the Fidelity VIP Government Money Market Division during the examination offer period unless you elect to immediately invest in the allocations you selected. This division is not available under the Contract at any other time or in any other state.
(5) Effective June 1, 2024, the Principal VCF Diversified Balanced Managed Volatility Account will be known as the Principal VCF Diversified Balanced Strategic Allocation Account.
(6) Effective June 1, 2024, the Principal VCF Diversified Growth Managed Volatility Account will be known as the Principal VCF Diversified Growth Strategic Allocation Account.

The name of the Contract is Principal® Lifetime Income Solutions Variable Annuity. The EDGAR contract identifier number for the Contract is C000098606.